Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 693,008	$ 225,850
Carry forwards expire	expire through the year 2037
Statutory tax rate	35.00%
Reduce tax rate	21.00%
Federal tax rate	21.00%	21.00%